UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2000.

Report for the Calendar Quarter ended:  3/31/99

Check here if Amendment  X; Amendment Number: 1
     This Amendment (check only one.):     is a restatement.
                                       X - adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK INVESTMENTS L.P.
Address:  300 CRESCENT COURT, SUITE 700
          DALLAS, TEXAS 75201

Form 13F File Number:     28-6078

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6173

Signature, Place, and Date of Signing:

     /S/ LAURENCE H. LEBOWITZ       Dallas, Texas         May 19, 2000

Report Type (Check only one.):

     X    13F HOLDINGS REPORT.

          13F NOTICE.

          13F COMBINATION REPORT.

INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $278,674(thousands)

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	-------	-------	---	----	--------	--------	----	------	----

AIRTOUCH COMMUNICATIONS INC.	COM	00949T100	47,955	496,300	SH	SOLE	496,300	0	0
AMERICAN BANKERS INSUR GROUP	COM	024456105	13,057	251,100	SH	SOLE	251,100	0	0
AMERICAN STORES CO	COM	030096101	11,263	341,300 	SH	SOLE	341,300	0	0
AMERIN CORP	COM	03070X106	6,093	297,200	SH	SOLE	297,200	0	0
ASCEND COMMUNICATIONS INC	COM	043491109	4,186	50,000	SH	SOLE	50,000	0	0
AT HOME CORP - SERIES A	COM	045919107	3,479	22,100	SH	SOLE	22,100	0	0
AVONDALE INDUSTRIES INC.	COM	054350103	7,803	262,300	PRN	SOLE	262,300	0	0
BANKERS TRUST CORP	COM	066365107	3,530	40,000	SH	SOLE	40,000	0	0
CHANCELLOR MEDIA	COM	158915108	12,244	260,000	SH	SOLE	260,000	0	0
CHEMFIRST INC	COM	16361A106	19,712	838,800	SH	SOLE	838,800	0	0
CILCORP INC.	COM	171794100	10,403	173,200	SH	SOLE	173,200	0	0
CITIZENS UTLITIES CO DEL	COM	177342201	5,090	656,750	SH	SOLE	656,750	0	0
COLEMAN INC NEW	COM	193559101	822	99,637	SH	SOLE	99,637	0	0
ENRON OIL & GAS	COM	293562104	7,980	480,000	SH	SOLE	480,000	0	0
EXCITE INC.	COM	300904109 	28,631	204,600	SH	SOLE	204,600	0	0
FLEET FINANCIAL GROUP	COM	338915101	6,686	177,700	SH	SOLE	177,700	0	0
GEOCITIES	COM	37247V106	18,741	171,100	SH	SOLE	171,100	0	0
J RAY MCDERMOTT SA	COM	P64658100	299	10,000	SH	SOLE	10,000	0	0
LEARNING COMPANY INC.	COM	522008101	12,340	425,500	SH	SOLE	425,500	0	0
LEVEL ONE COMMUNICATIONS INC 	COM	527295109	10,740	220,000	SH	SOLE	220,000	0	0
MIDWAY GAMES INC	COM	598148104	4,878	561,500	SH	SOLE	561,500	0	0
MILLICOM INTL CELLULAR SA 	COM	L6388F102	10,228	392,900	SH	SOLE	392,900	0	0
MORTON INTERNATIONAL INC.	COM	619335102	7,350	200,000	SH	SOLE	200,000	0	0
NEWPORT NEWS SHIPBUILDING	COM	652228107	7,900	249,300	SH	SOLE	249,300	0	0
PLATINUM TECHNOLOGY INTL INC.	COM	72764T101	6,352	250,000	SH	SOLE	250,000	0	0
PLATINUM TECHNOLOGY INTL INC.	COM	72764T951	2,550 	100,000	SH   PUT	SOLE	100,000	0	0
ST. JOHN KNITS INC.	COM	790289102	5,275	200,000	SH	SOLE	200,000	0	0
SUNBEAM CORP.	COM	867071102	1,347	242,200	SH	SOLE	242,200	0	0
UNITED STS SATELLITE	COM	912534104	1,740	101,800	SH	SOLE	101,800	0	0

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